SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL
SHARE CAPITAL
Pembina is authorized to issue an unlimited number of common shares, a number of a class of Class A Preferred Shares, issuable in series, not to exceed twenty percent of the number of issued and outstanding Common Shares at the time of issuance of any Class A Preferred Shares and an unlimited number of Class B Preferred Shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of the Company, receive dividends declared and share in the remaining property of the Company upon distribution of the assets of the Company among its shareholders for the purpose of winding-up its affairs.
Pembina has adopted a shareholder rights plan ("Plan") as a mechanism designed to assist the board in ensuring the fair and equal treatment of all shareholders in the face of an actual or contemplated unsolicited bid to take control of the Company. Take-over bids may be structured in such a way as to be coercive or discriminatory in effect, or may be initiated at a time when it will be difficult for the board to prepare an adequate response. Such offers may result in shareholders receiving unequal or unfair treatment, or not realizing the full or maximum value of their investment in Pembina. The Plan discourages the making of any such offers by creating the potential of significant dilution to any offeror who does so. The Plan was reconfirmed at Pembina's 2016 meeting of Shareholders and must be reconfirmed at every third annual meeting thereafter. Accordingly, the Plan, with such amendments as the Board of Directors determines to be necessary or advisable, and as may otherwise be required by law, is expected to be placed before Shareholders for approval at Pembina's 2019 annual meeting. A copy of the agreement relating to the current Plan has been filed on Pembina's SEDAR and EDGAR profiles.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2015	373	7,991
Issued, net of issue costs	10	335
Dividend reinvestment plan	13	449
Debenture conversions	—	2
Share-based payment transactions	1	31
Balance at December 31, 2016	397	8,808
Issued on Acquisition, net of issue costs	99	4,356
Dividend reinvestment plan	4	148
Debenture conversions	2	73
Share-based payment transactions	1	62
Balance at December 31, 2017	503	13,447
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2015	45	1,100
Class A, Series 11 Preferred shares issued, net of issue costs	7	166
Class A, Series 13 Preferred shares issued, net of issue costs	10	243
Balance at December 31, 2016	62	1,509
Class A, Series 15 Preferred shares issued, net of issue costs	8	178
Class A, Series 17 Preferred shares issued, net of issue costs	6	141
Class A, Series 19 Preferred shares issued, net of issue costs	8	203
Class A, Series 21 Preferred shares issued, net of issue costs	16	393
Balance at December 31, 2017	100	2,424

On December 7, 2017, Pembina issued 16 million cumulative redeemable minimum rate reset class A Series 21 Preferred Shares for aggregate gross proceeds of $400 million. The holders of Series 21 Preferred Shares are entitled to receive fixed cumulative dividends at an annual rate of $1.225 per share, if, as and when declared by the Board of Directors. The dividend rate will reset on March 1, 2023 and every fifth year thereafter at a rate equal to the sum of the then five-year Government of Canada bond yield plus 3.26 percent, provided that, in any event, such rate shall not be less than 4.90 percent. The Series 21 Preferred Shares are redeemable by the Company at its option on March 1, 2023 and every fifth year thereafter at a price of $25.00 per share plus accrued and unpaid dividends.
Holders of the Series 21 Preferred Shares have the right to convert their shares into cumulative redeemable floating rate Class A Preferred Shares, Series 22 ("Series 22 Preferred Shares"), subject to certain conditions, on March 1, 2023 and every fifth year thereafter. Holders of Series 22 Preferred Shares will be entitled to receive a cumulative quarterly floating dividend at a rate equal to the sum of the then 90-day government of Canada bond yield plus 3.26 percent, if, as and when declared by the Board of Directors.
On October 2, 2017, in connection with the Acquisition, the outstanding preferred shares of Veresen have been exchanged for Pembina Class A Series 15, 17 and 19 Preferred Shares with the same terms and conditions as the shares previously issued by Veresen. Dividends on the Series 15, 17 and 19 Preferred Shares will continue to be paid on the last business day of March, June, September and December in each year, if, as and when declared by the Board of Directors.
On April 27, 2016, Pembina issued 10 million cumulative redeemable minimum rate reset class A Series 13 Preferred Shares for aggregate gross proceeds of $250 million. The holders of Series 13 Preferred Shares are entitled to receive fixed cumulative dividends at an annual rate of $1.4375 per share, if, as and when declared by the Board of Directors. The dividend rate will reset on June 1, 2021 and every fifth year thereafter at a rate equal to the sum of the then five-year Government of Canada bond yield plus 4.96 percent, provided that, in any event, such rate shall not be less than 5.75 percent. The Series 13 Preferred Shares are redeemable by the Company at its option on June 1, 2021 and every fifth year thereafter at a price of $25.00 per share plus accrued and unpaid dividends.
Holders of the Series 13 Preferred Shares have the right to convert their shares into cumulative redeemable floating rate Class A Preferred Shares, Series 14 ("Series 14 Preferred Shares"), subject to certain conditions, on June 1, 2021 and every fifth year thereafter. Holders of Series 14 Preferred Shares will be entitled to receive a cumulative quarterly floating dividend at a rate equal to the sum of the then 90-day government of Canada bond yield plus 4.96 percent, if, as and when declared by the Board of Directors.
On January 15, 2016, Pembina issued 6.8 million cumulative redeemable minimum rate reset class A Series 11 Preferred Shares for aggregate gross proceeds of $170 million. The holders of Series 11 Preferred Shares are entitled to receive fixed cumulative dividends at an annual rate of $1.4375 per share, if, as and when declared by the Board of Directors. The dividend rate will reset on March 1, 2021 and every five years thereafter at a rate equal to the sum of the then five-year Government of Canada bond yield plus 5.00 percent, provided that, in any event, such rate shall not be less than 5.75 percent. The Series 11 Preferred Shares are redeemable by the Company at its option on March 1, 2021 and every fifth year thereafter at a price of $25.00 per share plus accrued and unpaid dividends.
Holders of the Series 11 Preferred Shares have the right to convert their shares into cumulative redeemable floating rate Class A Preferred Shares, Series 12 ("Series 12 Preferred Shares"), subject to certain conditions, on March 1, 2021 and every fifth year thereafter. Holders of Series 12 Preferred Shares will be entitled to receive a cumulative quarterly floating dividend at a rate equal to the sum of the then 90-day government of Canada bond yield plus 5.00 percent, if, as and when declared by the Board of Directors.
Dividends
The following dividends were declared by the Company:

Year Ended December 31 ($ millions)	2017	2016
Common shares
Common shares $2.04000 per qualifying share (2016: $1.89750)	873	737
Preferred shares
$1.062500 per qualifying Series 1 preferred share (2016: $1.062500)	11	11
$1.175000 per qualifying Series 3 preferred share (2016: $1.175000)	7	7
$1.250000 per qualifying Series 5 preferred share (2016: $1.250000)	12	12
$1.125000 per qualifying Series 7 preferred share (2016: $1.125000)	11	11
$1.187500 per qualifying Series 9 preferred share (2016: $1.187500)	11	11
$1.437500 per qualifying Series 11 preferred share (2016: $1.259325)	10	8
$1.437500 per qualifying Series 13 preferred share (2016: $0.859575)	14	9
$0.279000 per qualifying Series 15 preferred share (2016: nil)	2	—
$0.312500 per qualifying Series 17 preferred share (2016: nil)	2	—
$0.312500 per qualifying Series 19 preferred share (2016: nil)	3	—
	83	69

Pembina's Board of Directors approved a 6.25 percent increase in its monthly common share dividend rate (from $0.16 per common share to $0.17 per common share), effective for the dividend paid on May 15, 2017. In connection with the Acquisition, Pembina increased its monthly dividend by an additional 5.88 percent to $0.18 per common share, effective for the dividend paid on November 15, 2017.
On January 8, 2018, Pembina announced that its Board of Directors had declared a dividend of $0.18 per qualifying common share ($2.16 annually) in the total amount of $91 million, payable on February 15, 2018 to shareholders of record on January 25, 2018. Pembina's Board of Directors also declared quarterly dividends for the Company's preferred shares, Series 1, 3, 5, 7, 9, 11, 13 and 21 in the total amount of $24 million payable on March 1, 2018 to shareholders of record on February 1, 2018 and Series 15, 17, and 19 in the total amount of $6 million payable on March 31, 2018 to shareholders of record on March 15, 2018.

Series	Dividend Amount
Series 1	$0.265625
Series 3	$0.293750
Series 5	$0.312500
Series 7	$0.281250
Series 9	$0.296875
Series 11	$0.359375
Series 13	$0.359375
Series 15	$0.279000
Series 17	$0.312500
Series 19	$0.312500
Series 21	$0.281900
DRIP
Pembina suspended its Premium Dividend™ and Dividend Reinvestment Plan ("DRIP"), effective April 25, 2017. Accordingly, the March 2017 dividend was the last dividend with the ability to be reinvested through the DRIP. Shareholders who were enrolled in the program automatically received dividends in the form of cash. If Pembina elects to reinstate the DRIP in the future, shareholders that were enrolled in the DRIP at suspension and remained enrolled at reinstatement will automatically resume participation in the DRIP. Proceeds for 2017 were $148 million compared to $449 million in 2016.